Disposals and scrapping (Details) R in Millions, $ in Millions												1 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 24, 2021 ZAR (R) item	May 04, 2021	May 01, 2021 ZAR (R)	Apr. 30, 2021	Feb. 25, 2021	Dec. 31, 2020 ZAR (R)	Dec. 01, 2020 ZAR (R)	Dec. 01, 2020 USD ($)	Jul. 01, 2020 ZAR (R)	Sep. 30, 2019 ZAR (R)	Dec. 31, 2020	Dec. 31, 2019 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2019 USD ($)
Disposal and scrapping
Property, plant and equipment														R 7,064	R 1,431	R 1,560
Goodwill and other intangible assets														947	179	112
Equity accounted investments														370	437
Assets in disposal groups held for sale														67,662	2,563	94
Inventories														814
Trade and other receivables														174
Cash and cash equivalents														57
Liabilities in disposal group held for sale														(2,577)	(414)	(38)
Long-term debt														(2,673)
Long-term financial liabilities														(477)
Trade and other payables														(67)	175
Carrying value of disposals and scrapping														71,294	4,371	1,728
Total consideration														73,426	4,285	567
Consideration received														43,214	4,285	567
Consideration still receivable														116
Establishment of joint operation														30,096
Net loss on disposal before translation effects														2,132	(86)	(1,161)
Realisation of accumulated translation effects														3,388	801	52
Net profit (loss) on disposal														5,520	715	(1,109)
Enaex Africa (Pty) Ltd
Disposal and scrapping
Disposal of equity interest (as a percent)				26.00%
Interest in associates (as a percent)	23.00%				49.00%
Louisiana Integrated Polyethylene JV LLC
Disposal and scrapping
Proportion of ownership interest in joint operation	50.00%							50.00%	50.00%			50.00%
Cost
Disposal and scrapping
Property, plant and equipment														12,183	7,184	8,097
Goodwill and other intangible assets														1,073	276	336
Accumulated depreciation and impairment
Disposal and scrapping
Property, plant and equipment														(5,119)	(5,753)	(6,537)
Goodwill and other intangible assets														(126)	(97)	(224)
Lake Charles Chemicals Project
Disposal and scrapping
Carrying value of disposals and scrapping																682	$ 48
Consideration received								R 30,000	$ 2,000
Net loss on disposal before translation effects								(1,100)
Realisation of accumulated translation effects								R 3,100
Disposal of equity interest (as a percent)								50.00%	50.00%
Air separation units
Disposal and scrapping
Net profit (loss) on disposal		R 2,726
Number of air separation units sold | item		16
Agreement term (in years)		15 years
Gemini HDPE LLC
Disposal and scrapping
Net loss on disposal before translation effects							R 683
Realisation of accumulated translation effects							R 246
Disposal of equity interest (as a percent)							50.00%
Gabon oil producing assets
Disposal and scrapping
Net loss on disposal before translation effects														145
Realisation of accumulated translation effects														132
Etame Marin block offshore Gabon
Disposal and scrapping
Disposal of equity interest (as a percent)						27.80%
Block DE-8 offshore Gabon
Disposal and scrapping
Disposal of equity interest (as a percent)			40.00%
Enaex Africa (Pty) Ltd
Disposal and scrapping
Net profit (loss) on disposal				R (115)
Disposal of equity interest (as a percent)				26.00%
Sasol Huntsman GmbH & co KG
Disposal and scrapping
Realisation of accumulated translation effects											R 475
Net profit (loss) on disposal											R 936
Disposal of equity interest (as a percent)											50.00%
Explosives business
Disposal and scrapping
Net profit (loss) on disposal										R (46)
Disposal of equity interest (as a percent)										51.00%
Escravos GTL
Disposal and scrapping
Realisation of accumulated translation effects															268
Net profit (loss) on disposal															705
Sasol Wilmar Alcohol Industries
Disposal and scrapping
Realisation of accumulated translation effects													R 56
Net profit (loss) on disposal													R 47
Other disposal and scrapping
Disposal and scrapping
Consideration received														898	678	296
Chemicals America | Lake Charles Chemicals Project
Disposal and scrapping
Consideration received														29,894
Chemicals America | Gemini HDPE LLC
Disposal and scrapping
Consideration received														3,456
Chemicals Africa | Enaex Africa (Pty) Ltd
Disposal and scrapping
Consideration received														175
Chemicals Africa | Explosives business
Disposal and scrapping
Consideration received															991
Chemicals Eurasia | ARG Investment
Disposal and scrapping
Consideration received														316
Chemicals Eurasia | Sasol Huntsman GmbH & co KG
Disposal and scrapping
Consideration received															1,506
Chemicals Eurasia | Sasol Wilmar Alcohol Industries
Disposal and scrapping
Consideration received															235
Chemicals Eurasia | Heat Transfer Fuels (HTF) business
Disposal and scrapping
Consideration received																R 271
Energy Business | Escravos GTL
Disposal and scrapping
Consideration received															R 875
Gas | Gabon oil producing assets
Disposal and scrapping
Consideration received														424
Fuels & Chemicals Africa | Air separation units
Disposal and scrapping
Consideration received														R 8,051